March 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock Enhanced Global Dividend Trust (BOE)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
March 31, 2025
BlackRock Enhanced Global Dividend Trust (BOE)
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Canada — 1.5%
TELUS Corp.	713,921	$ 10,239,623
Denmark — 2.0%
Novo Nordisk A/S, Class B	196,600	13,443,173
France — 3.9%
Air Liquide SA	70,330	13,358,836
LVMH Moet Hennessy Louis Vuitton SE	20,877	12,928,670
		26,287,506
India — 0.0%
AceVector Limited, Series I, (Acquired 08/31/18, Cost: $2,637,143)(a)(b)(c)	566,400	181,571
Japan — 1.5%
SMC Corp.	27,300	9,769,134
Netherlands — 1.6%
Koninklijke KPN NV	2,484,691	10,524,292
Spain — 2.4%
Banco Bilbao Vizcaya Argentaria SA	1,197,359	16,341,039
Switzerland — 2.0%
Zurich Insurance Group AG	19,779	13,805,899
Taiwan — 3.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	812,000	22,868,342
United Kingdom — 9.1%
AstraZeneca PLC	159,914	23,482,515
BAE Systems PLC	498,620	10,068,371
RELX PLC	367,459	18,468,961
Taylor Wimpey PLC	6,771,171	9,513,432
		61,533,279
United States — 72.8%
AbbVie, Inc.(d)	81,420	17,059,118
Accenture PLC, Class A	58,744	18,330,478
Allegion PLC	103,069	13,446,382
Alphabet, Inc., Class A(d)(e)	104,268	16,124,003
Apple, Inc.(d)(e)	71,432	15,867,190
Applied Materials, Inc.	55,539	8,059,820
Assurant, Inc.(d)	33,439	7,013,830
Baker Hughes Co., Class A	246,980	10,854,771
Broadcom, Inc.(e)	107,688	18,030,202
Charles Schwab Corp.	131,399	10,285,914
Citizens Financial Group, Inc.(e)	341,944	14,009,446
CMS Energy Corp.(d)(e)	232,639	17,473,515
Coca-Cola Co.	240,859	17,250,322
Colgate-Palmolive Co.	75,743	7,097,119
General Electric Co.	78,672	15,746,201
Home Depot, Inc.	34,647	12,697,779
Hubbell, Inc.	37,280	12,336,325
Intercontinental Exchange, Inc.(d)	83,536	14,409,960
Security	Shares	Value
United States (continued)
M&T Bank Corp.	53,051	$ 9,482,866
Mastercard, Inc., Class A	12,977	7,112,953
Meta Platforms, Inc., Class A(e)	28,678	16,528,852
Microsoft Corp.(d)	90,080	33,815,131
Moody’s Corp.	23,730	11,050,824
Oracle Corp.	94,652	13,233,296
Otis Worldwide Corp.(d)	135,156	13,948,099
Parker-Hannifin Corp.	21,989	13,366,014
Republic Services, Inc.(e)	29,448	7,131,128
Salesforce, Inc.	38,999	10,465,772
Sanofi SA	119,571	13,239,119
Shell PLC	422,945	15,477,493
Texas Instruments, Inc.(d)(e)	109,034	19,593,410
Union Pacific Corp.	43,866	10,362,904
UnitedHealth Group, Inc.(d)(e)	35,502	18,594,172
Walmart, Inc.	195,091	17,127,039
Williams Cos., Inc.(d)	248,353	14,841,575
		491,463,022
Total Long-Term Investments — 100.2% (Cost: $536,274,462)		676,456,880
Short-Term Securities
Money Market Funds — 0.5%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.22%(f)(g)	3,597,034	3,597,034
Total Short-Term Securities — 0.5% (Cost: $3,597,034)		3,597,034
Total Investments Before Options Written — 100.7% (Cost: $539,871,496)		680,053,914
Options Written — (0.7)% (Premiums Received: $(6,720,032))		(4,935,257)
Total Investments, Net of Options Written — 100.0% (Cost: $533,151,464)		675,118,657
Other Assets Less Liabilities — 0.0%		236,641
Net Assets — 100.0%		$ 675,355,298

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)
Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $181,571, representing less than 0.05% of its net assets as of period end, and an original cost of $2,637,143.

(d)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(e)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(f)	Affiliate of the Trust.
(g)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Enhanced Global Dividend Trust (BOE)

Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/25	Shares Held at 03/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 7,033,278	$ —	$ (3,436,244)(a)	$ —	$ —	$ 3,597,034	3,597,034	$ 77,129	$ —

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Alphabet, Inc., Class A	147	04/04/25	USD	190.00	USD	2,273	$ (294)
Apple, Inc.	37	04/04/25	USD	245.00	USD	822	(56)
Applied Materials, Inc.	159	04/04/25	USD	185.00	USD	2,307	(3,975)
Charles Schwab Corp.	197	04/04/25	USD	84.00	USD	1,542	(591)
General Electric Co.	149	04/04/25	USD	205.00	USD	2,982	(19,072)
Home Depot, Inc.	65	04/04/25	USD	410.00	USD	2,382	(163)
Oracle Corp.	108	04/04/25	USD	175.00	USD	1,510	(216)
TELUS Corp.	1,309	04/04/25	CAD	23.00	CAD	2,702	(2,729)
Texas Instruments, Inc.	98	04/04/25	USD	205.00	USD	1,761	(980)
Williams Cos., Inc.	662	04/04/25	USD	59.00	USD	3,956	(84,405)
Otis Worldwide Corp.	524	04/09/25	USD	100.00	USD	5,408	(192,278)
Accenture PLC, Class A	72	04/11/25	USD	360.00	USD	2,247	(360)
Broadcom, Inc.	25	04/11/25	USD	210.00	USD	419	(138)
Coca-Cola Co.	420	04/11/25	USD	71.00	USD	3,008	(58,170)
Microsoft Corp.	216	04/11/25	USD	410.00	USD	8,108	(4,968)
Salesforce, Inc.	119	04/11/25	USD	310.00	USD	3,193	(2,321)
Salesforce, Inc.	26	04/11/25	USD	295.00	USD	698	(1,014)
TELUS Corp.	1,309	04/11/25	CAD	23.00	CAD	2,702	(3,639)
Williams Cos., Inc.	345	04/11/25	USD	57.00	USD	2,062	(110,400)
AbbVie, Inc.	30	04/17/25	USD	230.00	USD	629	(480)
Accenture PLC, Class A	47	04/17/25	USD	330.00	USD	1,467	(3,760)
Allegion PLC	200	04/17/25	USD	135.00	USD	2,609	(20,000)
Alphabet, Inc., Class A	95	04/17/25	USD	195.00	USD	1,469	(380)
Assurant, Inc.	87	04/17/25	USD	205.25	USD	1,825	(62,090)
Baker Hughes Co., Class A	1,101	04/17/25	USD	47.00	USD	4,839	(27,525)
Broadcom, Inc.	180	04/17/25	USD	230.00	USD	3,014	(990)
Citizens Financial Group, Inc.	685	04/17/25	USD	50.00	USD	2,806	(17,125)
Citizens Financial Group, Inc.	67	04/17/25	USD	42.50	USD	274	(5,192)
Coca-Cola Co.	605	04/17/25	USD	72.50	USD	4,333	(47,492)
Hubbell, Inc.	82	04/17/25	USD	360.00	USD	2,713	(16,605)
Intercontinental Exchange, Inc.	246	04/17/25	USD	169.21	USD	4,244	(125,361)
M&T Bank Corp.	146	04/17/25	USD	210.00	USD	2,610	(2,920)
Meta Platforms, Inc., Class A	21	04/17/25	USD	720.00	USD	1,210	(347)
Microsoft Corp.	21	04/17/25	USD	430.00	USD	788	(273)
Moody’s Corp.	52	04/17/25	USD	520.00	USD	2,422	(3,900)
Oracle Corp.	142	04/17/25	USD	155.00	USD	1,985	(9,017)
Republic Services, Inc.	45	04/17/25	USD	230.00	USD	1,090	(60,750)
TELUS Corp.	1,308	04/17/25	CAD	23.00	CAD	2,700	(2,727)
Texas Instruments, Inc.	196	04/17/25	USD	190.00	USD	3,522	(29,302)
Union Pacific Corp.	87	04/17/25	USD	250.00	USD	2,055	(4,568)
UnitedHealth Group, Inc.	78	04/17/25	USD	535.00	USD	4,085	(106,860)
Walmart, Inc.	603	04/17/25	USD	90.00	USD	5,294	(67,536)
AbbVie, Inc.	229	04/25/25	USD	220.00	USD	4,798	(48,433)
Applied Materials, Inc.	21	04/25/25	USD	165.00	USD	305	(1,974)
Broadcom, Inc.	92	04/25/25	USD	215.00	USD	1,540	(1,794)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Enhanced Global Dividend Trust (BOE)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Charles Schwab Corp.	381	04/25/25	USD	82.00	USD	2,982	$ (57,912)
Coca-Cola Co.	427	04/25/25	USD	70.00	USD	3,058	(105,896)
General Electric Co.	197	04/25/25	USD	215.00	USD	3,943	(52,697)
Mastercard, Inc., Class A	15	04/25/25	USD	545.00	USD	822	(23,137)
Oracle Corp.	81	04/25/25	USD	165.00	USD	1,132	(2,106)
Salesforce, Inc.	26	04/25/25	USD	295.00	USD	698	(3,510)
UnitedHealth Group, Inc.	78	04/25/25	USD	515.00	USD	4,085	(203,970)
Walmart, Inc.	255	04/25/25	USD	97.00	USD	2,239	(4,208)
AbbVie, Inc.	224	05/02/25	USD	205.00	USD	4,693	(195,440)
Accenture PLC, Class A	86	05/02/25	USD	315.00	USD	2,684	(66,220)
Apple, Inc.	205	05/02/25	USD	235.00	USD	4,554	(58,630)
Applied Materials, Inc.	64	05/02/25	USD	160.00	USD	929	(12,480)
Broadcom, Inc.	78	05/02/25	USD	210.00	USD	1,306	(3,978)
Colgate-Palmolive Co.	166	05/02/25	USD	97.00	USD	1,555	(21,165)
Home Depot, Inc.	87	05/02/25	USD	365.00	USD	3,188	(108,315)
Meta Platforms, Inc., Class A	41	05/02/25	USD	625.00	USD	2,363	(55,452)
Texas Instruments, Inc.	185	05/02/25	USD	190.00	USD	3,324	(67,062)
Union Pacific Corp.	28	05/02/25	USD	245.00	USD	661	(10,080)
AbbVie, Inc.	30	05/16/25	USD	230.00	USD	629	(3,990)
Allegion PLC	253	05/16/25	USD	135.00	USD	3,301	(102,465)
Apple, Inc.	72	05/16/25	USD	225.00	USD	1,599	(63,000)
Assurant, Inc.	60	05/16/25	USD	220.00	USD	1,259	(19,500)
Baker Hughes Co., Class A	257	05/16/25	USD	48.00	USD	1,130	(16,705)
Citizens Financial Group, Inc.	752	05/16/25	USD	42.51	USD	3,081	(74,895)
Colgate-Palmolive Co.	167	05/16/25	USD	95.00	USD	1,565	(39,245)
Hubbell, Inc.	82	05/16/25	USD	360.00	USD	2,713	(52,890)
M&T Bank Corp.	90	05/16/25	USD	181.00	USD	1,609	(67,429)
Mastercard, Inc., Class A	42	05/16/25	USD	565.00	USD	2,302	(52,290)
Meta Platforms, Inc., Class A	61	05/16/25	USD	670.00	USD	3,516	(42,852)
Microsoft Corp.	78	05/16/25	USD	410.00	USD	2,928	(27,885)
Moody’s Corp.	52	05/16/25	USD	480.00	USD	2,422	(63,960)
Otis Worldwide Corp.	218	05/16/25	USD	105.00	USD	2,250	(59,405)
Republic Services, Inc.	84	05/16/25	USD	240.00	USD	2,034	(71,400)
Union Pacific Corp.	78	05/16/25	USD	250.00	USD	1,843	(23,790)
							$ (2,987,129)
OTC Options Written
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Koninklijke KPN NV	UBS AG	160,600	04/01/25	EUR	3.69	EUR	629	$ (38,699)
CMS Energy Corp.	Bank of America N.A.	54,700	04/02/25	USD	72.27	USD	4,109	(157,988)
Banco Bilbao Vizcaya Argentaria SA	Barclays Bank PLC	237,000	04/03/25	EUR	12.49	EUR	2,991	(48,499)
LVMH Moet Hennessy Louis Vuitton SE	Goldman Sachs International	4,050	04/03/25	EUR	711.63	EUR	2,320	—
Air Liquide SA	Bank of America N.A.	13,800	04/10/25	EUR	176.54	EUR	2,424	(22,400)
BAE Systems PLC	Morgan Stanley & Co. International PLC	135,200	04/10/25	GBP	13.10	GBP	2,113	(438,148)
Novo Nordisk A/S, Class B	Goldman Sachs International	12,300	04/10/25	DKK	601.11	DKK	5,803	(116)
CMS Energy Corp.	Bank of America N.A.	38,500	04/11/25	USD	73.15	USD	2,892	(105,940)
Koninklijke KPN NV	Goldman Sachs International	342,000	04/15/25	EUR	3.54	EUR	1,340	(146,376)
Novo Nordisk A/S, Class B	Barclays Bank PLC	27,300	04/15/25	DKK	643.68	DKK	12,880	(464)
RELX PLC	Citibank N.A.	33,950	04/15/25	EUR	49.04	EUR	1,578	(2,362)
Shell PLC	Bank of America N.A.	32,700	04/15/25	EUR	33.57	EUR	1,107	(26,746)
RELX PLC	Goldman Sachs International	52,750	04/22/25	EUR	48.51	EUR	2,452	(10,807)
Taiwan Semiconductor Manufacturing Co. Ltd.	Bank of America N.A.	208,000	04/22/25	USD	1,064.41	TWD	189,280	(6,454)
Air Liquide SA	Citibank N.A.	22,100	04/25/25	EUR	186.35	EUR	3,882	(10,935)
AstraZeneca PLC	Goldman Sachs International	32,400	04/25/25	GBP	124.24	GBP	3,683	(11,942)
BAE Systems PLC	Bank of America N.A.	79,900	04/25/25	GBP	17.19	GBP	1,249	(16,231)
Banco Bilbao Vizcaya Argentaria SA	UBS AG	239,550	04/25/25	EUR	12.91	EUR	3,023	(45,498)
Koninklijke KPN NV	BNP Paribas SA	254,400	04/25/25	EUR	3.68	EUR	997	(57,811)

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Enhanced Global Dividend Trust (BOE)

OTC Options Written (continued)
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Novo Nordisk A/S, Class B	BNP Paribas SA	17,700	04/25/25	DKK	682.30	DKK	8,351	$ (923)
RELX PLC	Goldman Sachs International	26,200	04/25/25	EUR	46.76	EUR	1,218	(19,973)
Sanofi SA	BNP Paribas SA	16,700	04/25/25	EUR	112.06	EUR	1,710	(4,998)
Taylor Wimpey PLC	UBS AG	1,276,300	04/25/25	GBP	1.15	GBP	1,388	(16,256)
AstraZeneca PLC	Bank of America N.A.	42,900	04/29/25	GBP	119.99	GBP	4,877	(54,782)
Intercontinental Exchange, Inc.	Bank of America N.A.	21,300	04/29/25	USD	174.20	USD	3,674	(65,119)
Koninklijke KPN NV	Barclays Bank PLC	254,000	04/29/25	EUR	3.87	EUR	995	(19,335)
RELX PLC	BNP Paribas SA	26,250	04/29/25	EUR	45.24	EUR	1,220	(48,019)
Taiwan Semiconductor Manufacturing Co. Ltd.	JPMorgan Chase Bank N.A.	123,000	04/29/25	USD	1,025.09	TWD	111,930	(17,649)
Taylor Wimpey PLC	Citibank N.A.	397,000	04/29/25	GBP	1.18	GBP	432	(3,426)
Banco Bilbao Vizcaya Argentaria SA	Bank of America N.A.	71,400	05/06/25	EUR	13.73	EUR	901	(8,347)
Shell PLC	Barclays Bank PLC	161,800	05/06/25	EUR	33.21	EUR	5,476	(229,482)
Taylor Wimpey PLC	Morgan Stanley & Co. International PLC	1,306,000	05/06/25	GBP	1.17	GBP	1,421	(19,806)
Koninklijke KPN NV	Barclays Bank PLC	304,400	05/08/25	EUR	3.84	EUR	1,192	(34,854)
LVMH Moet Hennessy Louis Vuitton SE	Goldman Sachs International	5,200	05/08/25	EUR	616.09	EUR	2,978	(47,283)
Novo Nordisk A/S, Class B	Citibank N.A.	11,500	05/08/25	DKK	541.27	DKK	5,426	(17,317)
RELX PLC	Barclays Bank PLC	63,000	05/08/25	EUR	47.48	EUR	2,928	(33,066)
Sanofi SA	Barclays Bank PLC	41,300	05/08/25	EUR	105.79	EUR	4,229	(80,948)
Koninklijke KPN NV	Barclays Bank PLC	50,000	05/13/25	EUR	3.86	EUR	196	(5,155)
BAE Systems PLC	Bank of America N.A.	59,200	05/15/25	GBP	16.32	GBP	925	(45,670)
Zurich Insurance Group AG	Barclays Bank PLC	8,700	05/15/25	CHF	626.52	CHF	5,372	(28,304)
								$ (1,948,128)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Trust has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Canada	$ 10,239,623	$ —	$ —	$ 10,239,623
Denmark	—	13,443,173	—	13,443,173
France	—	26,287,506	—	26,287,506
India	—	—	181,571	181,571
Japan	—	9,769,134	—	9,769,134
Netherlands	—	10,524,292	—	10,524,292
Spain	—	16,341,039	—	16,341,039
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Enhanced Global Dividend Trust (BOE)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Switzerland	$ —	$ 13,805,899	$ —	$ 13,805,899
Taiwan	—	22,868,342	—	22,868,342
United Kingdom	—	61,533,279	—	61,533,279
United States	462,746,410	28,716,612	—	491,463,022
Short-Term Securities
Money Market Funds	3,597,034	—	—	3,597,034
	$ 476,583,067	$ 203,289,276	$ 181,571	$ 680,053,914
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ —	$ —	$ —	$ —
Liabilities
Equity Contracts	(2,465,076)	(2,470,181)	—	(4,935,257)
	$ (2,465,076)	$ (2,470,181)	$ —	$ (4,935,257)

(a)	Derivative financial instruments are options written. Options written are shown at value.

Currency Abbreviation
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
TWD	New Taiwan Dollar
USD	United States Dollar